Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of presentation, consolidation and use of estimates

The accompanying condensed consolidated balance sheet as of
December 31, 2020,
which has been derived from our audited consolidated financial statements, and unaudited interim condensed consolidated financial statements as of
March 31, 2021,
have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and the Securities and Exchange Commission (“SEC”) rules and regulations applicable to interim financial reporting. The condensed consolidated financial statements include our accounts and the accounts of our subsidiaries. All intercompany transactions between us and our subsidiaries have been eliminated in consolidation.

In the opinion of management, the accompanying unaudited condensed consolidated financial statements contain all material adjustments, consisting only of those of a normal and recurring nature, considered necessary for a fair presentation of our financial position, results of operations and cash flows at the dates and for the periods presented.  Preparing financial statements requires us to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses. Significant items subject to such estimates and assumptions include, but are not
limited to, inventory valuation, depreciable lives and valuation of capital assets, valuation allowances for receivables, trade promotion liabilities, stock-based compensation expense, valuation allowance for deferred income tax assets, contingencies, and forecasts supporting the going concern assumption and related disclosures. Actual results could differ from those estimates. The operating results for the interim periods presented are not
necessarily indicative of the results expected for the full year. These financial statements should be read in conjunction with the audited financial statements and notes thereto included in our Annual Report on Form
10
-K for the fiscal year ended
December 31, 2020.

Going Concern [Policy Text Block]
Liquidity

As of
March 31, 2021,
we had cash and cash-equivalents of approximately
$3.6
million and working capital of approximately
$4.4
million. Net cash used in operations during each of the
three
months ended
March 31, 2021
and
2020
totaled approximately
$1.0
million.

We continue to experience negative cash flows from operations and negative cash flows from operating activities, as well as an ongoing requirement for additional capital to support working capital needs. Therefore, currently, based upon our near-term anticipated level of operations and expenditures, management believes that cash on hand, is not
sufficient to enable us to fund operations for
12
months from the date the condensed consolidated financial statements included in this Report are issued. These conditions raise substantial doubt as to our ability to continue as a going concern. Our ability to continue operations is dependent upon achieving a profitable level of operations and on our ability to obtain necessary financing to fund ongoing operations.

We
may
require additional financing to support our working capital needs in the future. The amount of additional capital we may
require, the timing of our capital needs and the availability of financing to fund those needs will depend on a number of factors, including our strategic initiatives and operating plans, the performance of our business and the market conditions for debt or equity financing. Additionally, the amount of capital required will depend on our ability to meet our case sales goals and otherwise successfully execute our operating plan. We believe it is imperative to meet these sales objectives in order to lessen our reliance on external financing in the future. We intend to continually monitor and adjust our business plan as necessary to respond to developments in our business, our markets and the broader economy. In addition, the continuation of the COVID-
19
pandemic and uncertain market conditions
may
limit our ability to access capital,
may
reduce demand for certain products, and
may
negatively impact our supply chain. Although we believe various debt and equity financing alternatives will be available to us to support our working capital needs, financing arrangements on acceptable terms may
not
be available to us when needed. Moreover, these alternatives may
require significant cash payments for interest and other costs or could be highly dilutive to our existing shareholders. Any such financing alternatives may
not
provide us with sufficient funds to meet our long-term capital requirements. If necessary, we may
explore strategic transactions that we consider to be in our best interest and in the best interest of our shareholders, which may
include, without limitation, public or private offerings of debt or equity securities, a rights offering, and other strategic alternatives; however, these options may
not
ultimately be available or feasible. The uncertainties relating to our ability to successfully execute on our business plan and finance our operations continue to raise substantial doubt about our ability to continue as a going concern. Our financial statements for the periods presented were prepared assuming we would continue as a going concern, which contemplates that we will continue in operation for the foreseeable future and will be able to realize assets and settle liability commitments in the normal course of business. These financial statements do not
include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that could result should we be unable to continue as a going concern within one
year after the date these condensed consolidated financials were issued.

Seasonal Nature of Business [Policy Text Block]
Seasonality and other fluctuations

Our sales are seasonal and we experience fluctuations in quarterly results as a result of many factors. We historically have generated a greater percentage of our revenues during the warm weather months of
April
through
September.
Sales
may
fluctuate materially on a quarter to quarter basis or an annual basis when we launch a new product or fill the “pipeline” of a new distribution partner or a large retail partner. Sales results may
also fluctuate based on the number of SKUs selected or removed by our distributors and retail partners through the normal course of serving consumers in the dynamic, trend-oriented beverage industry. As a result, management believes that period-to-period comparisons of results of operations are not
necessarily meaningful and should
not
be relied upon as any indication of future performance or results expected for the fiscal year.

Revenue from Contract with Customer [Policy Text Block]
Revenue recognition

We recognize revenue under Accounting Standards Codification (“ASC”)
606,
Revenue from Contracts with Customers, (“ASC
606”
). The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. We only apply the five
-step model to contracts when it is probable that we will collect the consideration to which we are entitled in exchange for the goods and services transferred to the customer. The following five
steps are applied to achieve that core principle:

Step
1:
Identify the contract with the customer
Step
2:
Identify the performance obligations in the contract
Step
3:
Determine the transaction price
Step
4:
Allocate the transaction price to the performance obligations in the contract
Step
5:
Recognize revenue when the company satisfies a performance obligation

See Note
6,
Segment Information, for information on revenue disaggregated by geographic area.

Because our agreements have an expected duration of
one
year or less, we have elected the practical expedient in ASC
606
-
10
-
50
-
14
(a) to
not
disclose information about our remaining performance obligations.

Our contracts have a single performance obligation which is satisfied at the point in time when the customer has title and the significant risks and rewards of ownership of the product. Effective
March 1, 2021,
title and the significant risk and rewards of ownership are deemed to transfer when products are loaded onto a truck for shipment or Free on Board (“FOB”) shipping point. Prior to
March 1, 2021,
shipping terms varied from customer to customer. We primarily receive fixed consideration for sales of product, subject to adjustment as described below. Shipping and handling amounts paid by customers are primarily for online orders, and are included in revenue, and totaled
$15,000
and
$7,000
for the
three
months ended
March 31, 2021
and
2020,
respectively. Sales tax and other similar taxes are excluded from revenue.

Revenue is recorded net of provisions for discounts, slotting fees payable by us to retailers to stock our products and promotion allowances. Discounts, slotting fees and promotional allowances vary the consideration we are entitled to in exchange for the sale of products to distributors. We estimate these discounts, slotting fees and promotional allowances in the same period that the revenue is recognized for product sales to customers. These estimates are based on contract terms and our historical experience with similar programs and require management judgement with respect to estimating customer participation and performance levels. Differences between estimated expense and actual costs are normally insignificant and are recognized in earnings in the period such differences are determined. The amount of revenue recognized represents the amount that will not
be subject to a significant future reversal of revenue. The liability for promotional allowances is included in accrued expenses on the consolidated balance sheets. Amounts paid for slotting fees are recorded as prepaid expenses on the consolidated balance sheets and amortized over the corresponding term. For the quarters ended
March 31, 2021
and
2020,
our revenue was reduced by
$350,000
and
$297,000
respectively, for slotting fees and promotion allowances.

All sales to distributors and customers are generally final. In limited instances we may
accept returned product due to quality issues or distributor terminations, and in such situations we would have variable consideration. To date, returns have not
been material. Our customers generally pay within
30
days from the receipt of a valid invoice. We offer prompt pay discounts of up to
2%
to certain customers typically for payments made within
15
days. Prompt pay discounts are estimated in the period of sale based on experience with sales to eligible customers. Early pay discounts are recorded as a deduction to the accounts receivable balance presented on the condensed consolidated balance sheets.

The accounts receivable balance primarily includes balances from trades sales to distributors and retail customers. The allowance for doubtful accounts is the best estimate of the amount of probable credit losses in existing accounts receivable. We determine the allowance for doubtful accounts based primarily on historical write-off experience. Account balances that are deemed uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Allowances for doubtful accounts of
$71,000
and
$93,000
as of
March 31, 2021
and
December 31, 2020,
respectively, were netted against accounts receivable.
No
impairment losses were recognized as of
March 31, 2021
and
December 31, 2020.
Changes in accounts receivable are primarily due to the timing and magnitude of orders for products, the timing of when control of products is transferred to distributors and the timing of cash collections.

As of
March 31, 2021,
A. Lassonde Inc. (“Lassonde”),
one
of our independent distributors, made up
19%
of our outstanding accounts receivable. As of
December 31, 2020,
Lassonde made up
18%
of our outstanding accounts receivable.

Earnings Per Share, Policy [Policy Text Block]
Net loss per share

Basic net loss per share is computed using the weighted average number of common shares outstanding during the periods. Diluted earnings per share is computed by adjusting the weighted average number of common shares by the effective net exercise or conversion of all dilutive securities. Due to the net loss in the quarters ended
March 31, 2021
and
2020,
outstanding stock options amounting to
4,563,233
and
3,969,952
shares, respectively, shares issuable upon the conversion of the Convertible Notes of
3,040,707
and
5,164,212
shares, respectively, and stock warrants of
zero
and
15,000,000
shares respectively, were anti-dilutive and excluded from inclusion in diluted weighted shares outstanding.

Deferred Charges, Policy [Policy Text Block]
Deferred financing costs

We defer costs related to the issuance of debt which are included on the accompanying balance sheets as a deduction from the debt liability. Deferred financing costs are amortized over the term of the related loan using the effective interest method and are included as a component of interest expense on the accompanying condensed consolidated statements of operations.

Lessee, Leases [Policy Text Block]
Operating leases

At lease commencement, we record a lease liability based on the present value of lease payments over the expected lease term. We calculate the present value of lease payments using the discount rate implicit in the lease, unless that rate cannot be readily determined. In that case, we use our incremental borrowing rate, which is the rate of interest that we would have to pay to borrow on a collateralized basis an amount equal to the lease payments over the expected lease term. We record a corresponding right-of-use lease asset based on the lease liability, adjusted for any lease incentives received and any initial direct costs paid to the lessor prior to the lease commencement date.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent accounting pronouncements

In
August, 2020,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2020
-
06,
“Debt-Debt with Conversion and other options” (“ASU
2020
-
06”
), which simplifies the accounting for convertible debt instruments and convertible preferred stock. This ASU is effective for public companies for fiscal years beginning after
December 15, 2023,
including interim periods within those fiscal years. Early adoption is permitted. We are evaluating the impact ASU
2020
-
06
could have on our consolidated financial statements.

In
June 2016,
the FASB issued ASU
2016
-
13,
Financial Instruments: Credit Losses (“ASU
2016
-
13”
), which changes the impairment model for most financial instruments, including trade receivables from an incurred loss method to a new forward-looking approach, based on expected losses. The estimate of expected credit losses will require entities to incorporate considerations of historical information, current information and reasonable and supportable forecasts. This ASU is effective for us in the first
quarter of
2023
and must be adopted using a modified retrospective transition approach. We are currently evaluating the potential impact that the adoption of ASU
2016
-
13
will have on our consolidated financial statements.